Inventories (Tables)	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Components of inventories	The components of inventories were as follows (in millions):

	September 30, 2013	December 31, 2012
Raw materials	$62.1	$58.0
Work in process	28.5	30.0
Finished products	91.7	87.3

	$182.3	$175.3